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                                                                          [LOGO]
                                                                  [THE HARTFORD]



July 7, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Eleven ("Registrant")
         Premier Solutions (Series II)
         File No. 333-72042

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

         1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

         2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 6, 2005.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8336.

Very truly yours,

/s/ Shane Daly
-----------------
Shane Daly
Associate Counsel